Summary of Significant Accounting Policies - Schedule of Sales Revenue by Geographical Locations of our Customers (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Sales Revenue by Geographical Locations of our Customers [Line Items]
Total revenue	$ 33,535,351	$ 44,863,430	$ 51,428,054
The PRC [Member]
Schedule of Sales Revenue by Geographical Locations of our Customers [Line Items]
Total revenue	22,397,641	36,863,348	45,237,236
South America [Member]
Schedule of Sales Revenue by Geographical Locations of our Customers [Line Items]
Total revenue	6,708,846	4,100,965	2,769,090
Australia [Member]
Schedule of Sales Revenue by Geographical Locations of our Customers [Line Items]
Total revenue	1,020,860	1,802,150	1,373,689
Europe [Member]
Schedule of Sales Revenue by Geographical Locations of our Customers [Line Items]
Total revenue	219,957	368,772	666,772
North America [Member]
Schedule of Sales Revenue by Geographical Locations of our Customers [Line Items]
Total revenue	828,038	699,013	445,423
Asia excluding the PRC [Member]
Schedule of Sales Revenue by Geographical Locations of our Customers [Line Items]
Total revenue	2,281,627	871,783	888,563
Others [Member]
Schedule of Sales Revenue by Geographical Locations of our Customers [Line Items]
Total revenue	$ 78,382	$ 157,399	$ 47,281